Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

10. Share-Based Compensation

In July 2014, the Group adopted the 2014 Share Incentive Plan (“the 2014 Plan”), which allows the Group to offer a variety of share-based incentive awards to employees, officers, and directors. The maximum number of shares that may be issued pursuant to all awards under the 2014 Plan shall initially be 17,570,281 ordinary shares, and will be increased automatically by 5% of the then total outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversaries of the effective date of the 2014 Plan. In December 2015, the Group amended the 2014 Plan to increase the number of shares reserved for future awards under the 2014 Plan by 9,367,739 ordinary shares to 26,938,020 ordinary shares.

Share Options:

On July 1, 2014 and April 2, 2015, the Group granted 12,056,000 and 1,061,600 options to purchase ordinary shares to certain employees at an exercise price of USD0.48 and USD1.00 per share, respectively. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

Replacement of the Company’s option for Scepter’s option (“Options Replacement Program”).

Effective upon the Company’s IPO and in connection with its acquisition of Scepter (“Replacement Date”), the Company exchanged 2,525,000 of its options (“Replacement Options”) under the 2014 Plan for the 505,000 of the options (“Replaced Options”) that had been previously granted to certain employees of Scepter and E-House under Scepter’s 2014 Share Incentive Plan (“Scepter Plan”), with other terms unchanged. The Company capitalized RMB13,702,194 as part of the cost of acquiring Scepter in regard to the Options Replacement Program, which the Company computed as the sum of (1) the Replacement Date fair value of the Replaced Options granted to the employees of E-House, and (2) the fair value of the Replaced Options granted to the employees of Scepter on the Replacement Date multiplied by the ratio of pre-acquisition services to the requisite service period of such Replaced Options, which is the same as the requisite service period of the Replacement Options.

The Group uses the current share price as the fair value of underlying ordinary shares.

No compensation expense related to previously issued stock options was recorded for years ended December 31, 2021, 2022 and 2023.

A summary of option activity under the 2014 Plan during the year ended December 31, 2023.

	Number of Options	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding, as of January 1, 2023	7,399,661	4.03	1.62
Forfeited	(27,700)	3.40
Outstanding, as of December 31, 2023	7,371,961	4.14	0.62	—
Exercisable as of December 31, 2023	7,371,961	4.14	0.62	—

No options were granted for years ended December 31, 2021, 2022 and 2023.

The total intrinsic value of options exercised were nil, nil and nil for the years ended December 31, 2021, 2022 and 2023.

As of December 31, 2023, there was nil unrecognized compensation expense related to unvested share options granted under the 2014 Plan.

Non-vested restricted shares:

On January 4, 2019, the Company granted 900,000 restricted shares to certain senior management. The fair value of the restricted shares on grant date is USD0.73. The restricted shares vest ratably at each grant date anniversary over a period of three years.

On January 29, 2021, the Company granted 1,008,552 restricted shares to top sells personnel and backstage staff. The fair value of the restricted shares on grant date is USD0.32. The half of restricted shares vest ratably on the fourth anniversary of the grant date, and the rest vest on the fifth anniversary of the grant date.

A summary of restricted share activity under the 2014 Plan during the year ended December 31, 2023.

	Number of Shares	Weighted Average Grant-date Fair Value
		RMB
Unvested, as of January 1, 2023	242,844	3.28
Granted	—	—
Forfeited	(30,900)	2.23
Vested	—	—
Unvested, as of December 31, 2023	211,944	3.53

The total fair value of non-vested restricted shares as of December 31, 2022 was RMB748,162. The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. The total fair value of shares vested during the years ended December 31, 2021, 2022 and 2023, was RMB1,398,000, nil and nil, respectively.

The Company recorded compensation expense of RMB644,654, nil and nil for the years ended December 31, 2021, 2022 and 2023. As of December 31, 2023, there was RMB205,413 total unrecognized compensation expense related to unvested restricted shares granted under the 2014 Plan. That cost is expected to be recognized over a weighted-average period of 1.60 years.